NON-CONTROLLING INTERESTS - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions				2 Months Ended	12 Months Ended
	Jun. 01, 2017	Feb. 17, 2017 USD ($) $ / shares	Jan. 01, 2016	May 19, 2016 shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Jul. 01, 2016
Noncontrolling Interest
Non-controlling interests
Aggregate transaction value | $					$ 9	$ 41	$ 40
TC Pipe Lines LP
Non-controlling interests
Common units outstanding, subject to rescission, amount							$ 106	$ 82
Reclassification to Common Units of CPPL, subject to redemption (in shares) | shares				1.6
Expiration period from the date of purchase				1 year
TC Pipe Lines LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests					74.50%	74.30%
TC Pipe Lines LP | Noncontrolling Interest | Minimum
Non-controlling interests
Percentage of non-controlling interests						73.20%	72.00%	72.00%
TC Pipe Lines LP | Noncontrolling Interest | Maximum
Non-controlling interests
Percentage of non-controlling interests						74.30%	73.20%	73.20%
Portland Natural Gas Transmission System | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests						0.00%
Ownership interest before transaction, percent	11.81%		49.90%
Columbia Pipeline Partners LP
Non-controlling interests
Common units outstanding, subject to rescission, amount							$ 1,073	$ 799
Columbia Pipeline Partners LP | Noncontrolling Interest
Non-controlling interests
Percentage of non-controlling interests									53.50%
Share price (in dollars per share) | $ / shares		$ 17.00
Stub period distribution payments acquired (in dollars per share) | $ / shares		$ 0.10
Aggregate transaction value | $		$ 921